Income Taxes - Schedule of Deferred Tax Assets Valuation Allowance and Changes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance of beginning of period		$ 145,668	$ 1,828
Other	[1]	(6,154)	0
Charged to costs and expenses		(15,961)	646
(Credited) charged to other accounts		(4,819)	143,194
Deductions		0	0
Ending balance		$ 118,734	$ 145,668

[1]	This relates to a true-up of the investment in partnership deferred tax asset and related valuation allowance which has been updated to remove the basis that will only reverse upon sale as a capital loss.